Supplement to the
Fidelity® China Region Fund
Class A, Class M, Class C and Class I
December 30, 2017
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Bobby Bao (lead portfolio manager) has managed the fund since October 2011.

Stephen Lieu (co-manager) and Ivan Xie (co-manager) have managed the fund since April 2018.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Bobby Bao is lead portfolio manager of the fund, which he has managed since October 2011. Since joining Fidelity Investments in 1997, Mr. Bao has worked as an equity research analyst and portfolio manager.

Stephen Lieu is co-manager of the fund, which he has managed since April 2018. Since joining Fidelity Investments in 2013, Mr. Lieu has worked as a summer intern, research analyst, and portfolio manager.

Ivan Xie is co-manager of the fund, which he has managed since April 2018. Since joining Fidelity Investments in 2010, Mr. Xie has worked as a research analyst and portfolio manager.

AHKC-18-01 1.885799.119	April 3, 2018

Supplement to the
Fidelity's Targeted International Equity Funds®
December 30, 2017
Prospectus

The following information replaces similar information for Fidelity® China Region Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Bobby Bao (lead portfolio manager) has managed the fund since October 2011.

Stephen Lieu (co-manager) and Ivan Xie (co-manager) have managed the fund since April 2018.

The following information replaces the biographical information for Fidelity® China Region Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Bobby Bao is lead portfolio manager of Fidelity® China Region Fund, which he has managed since October 2011. Since joining Fidelity Investments in 1997, Mr. Bao has worked as an equity research analyst and portfolio manager.

Stephen Lieu is co-manager of Fidelity® China Region Fund, which he has managed since April 2018. Since joining Fidelity Investments in 2013, Mr. Lieu has worked as a summer intern, research analyst, and portfolio manager.

Ivan Xie is co-manager of Fidelity® China Region Fund, which he has managed since April 2018. Since joining Fidelity Investments in 2010, Mr. Xie has worked as a research analyst and portfolio manager.

TIF-18-01 1.483702.196	April 3, 2018